CONVERTIBLE NOTE PAYABLE (Tables)	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
Schedule of convertible notes and related activity

Note Holder	Date	Maturity Date	Interest	Balance October 31, 2022	Additions	Conversions/ Repayments	Balance October 31, 2023
Quick Capital, LLC	10/21/2022	3/21/2023	12%	$93,818	$-	$(93,818)	$-
1800 Diagonal Lending LLC	9/7/2022	9/7/2023	12%	44,250	-	(44,250)	-
1800 Diagonal Lending LLC	12/8/2022	12/8/2023	12%	-	56,350	(56,350)	-
Quick Capital, LLC	2/3/2023	2/3/2024	12%	-	25,556	(25,556)	-
Total				$138,068	$81,906	$(219,974)	$-
Less Debt Discount				(123,813)		-	-
				$14,255		$-	$-

Schedule of derivative liability

Balance at October 31, 2021	-
Increase to derivative due to new issuances	320,704
Decrease to derivative due to repayments	-
Derivative loss due to mark to market adjustment	(73,670)
Balance at October 31, 2022	$247,034
Increase to derivative due to new issuances	93,496
Decrease to derivative due to conversions	(230,871)
Decrease to derivative due to repayments	(35,095)
Derivative gain due to mark to market adjustment	(74,564)
Balance at October 31, 2023	$-

Schedule of derivative liabilities at fair value

Inputs	October 31, 2023	Initial Valuation
Stock price	$0.0012	$0.01 - 0.038
Conversion price	$0.0006 - 0.0007	$0.0025 - 0.0069
Volatility (annual)	230.13% - 240.8%	222.7% - 326.6%
Risk-free rate	5.3%	3.6% - 4.8%
Dividend rate	-	-
Years to maturity	0 - 0.85	0.41 - 1